Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	$ 8,154	$ 6,835	$ 5,016
Recorded Investment With No Allowance	4,546	2,923	1,092
Recorded Investment With Allowance	3,608	3,912	3,386
Related Allowance	147	141	154
Average Recorded Investment	8,072	5,496	5,266
Interest Income	287	314	205
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	3,547	3,612	1,258
Recorded Investment With No Allowance	2,076	1,923	93
Recorded Investment With Allowance	1,471	1,689	1,165
Related Allowance	33	29	38
Average Recorded Investment	3,581	2,273	1,503
Interest Income	111	145	51
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	1,039	44	632
Recorded Investment With No Allowance	1,039		47
Recorded Investment With Allowance		44	47
Related Allowance		3	4
Average Recorded Investment	886	64	132
Interest Income		3	3
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	2,856	3,070	3,005
Recorded Investment With No Allowance	1,416	987	901
Recorded Investment With Allowance	1,440	2,083	2,104
Related Allowance	84	99	110
Average Recorded Investment	3,095	3,010	3,505
Interest Income	146	159	145
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	48	82	83
Recorded Investment With No Allowance	15	13	51
Recorded Investment With Allowance	33	69	32
Related Allowance	10	10	1
Average Recorded Investment	67	116	54
Interest Income	2	5	3
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	651	4	7
Recorded Investment With Allowance	651	4	7
Related Allowance	20
Average Recorded Investment	425	6	32
Interest Income	27
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	13	23	31
Recorded Investment With Allowance	13	23	31
Related Allowance			1
Average Recorded Investment	18	27	40
Interest Income	$ 1	$ 2	$ 3